UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akana Capital Management, LP

Address:  444 Madison Avenue
          12th Floor
          New York, New York 10022



13F File Number: 28-xxxxx

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey P. Weiner
Title:    CFO
Phone:    212-835-9400


Signature, Place and Date of Signing:


 /s/ Jeffrey P. Weiner            New York, New York         February 13, 2007
------------------------      ------------------------   -----------------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $150,439
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number               Name

1.        28-xxxxx                           Akana Capital Offshore Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                   Akana Capital Management, LP
                                                         December 31, 2006

COLUMN 1                    COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5          COLUMN 6      COLUMN 7     COLUMN 8

                            TITLE                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER              OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN  CALL  DISCRETION      MGRS   SOLE   SHARED    NONE
--------------              --------          -----      --------  -------   ---  ----  ----------      ----   ----   ------    ----
AMAZON COM INC              COM               023135106     4854   123000    SH         SHARED-DEFINED  1      0      123000    0
BAIDU COM INC               SPON ADR REP A    056752108    12261   108800    SH         SHARED-DEFINED  1      0      108800    0
CATERPILLAR INC DEL         COM               149123101     8985   146500    SH         SHARED-DEFINED  1      0      146500    0
CBS CORP NEW                CL B              124857202     5188   166400    SH         SHARED-DEFINED  1      0      166400    0
CHUNGHWA TELECOM CO LTD     SPONSORED ADR     17133Q205    12428   629900    SH         SHARED-DEFINED  1      0      629900    0
DEERE & CO                  COM               244199105     2900    30500    SH         SHARED-DEFINED  1      0       30500    0
ENSCO INTL INC              COM               26874Q100    10433   208400    SH         SHARED-DEFINED  1      0      208400    0
HEWLETT PACKARD CO          COM               428236103    13255   321800    SH         SHARED-DEFINED  1      0      321800    0
IDEARC INC                  COM               451663108     7816   272800    SH         SHARED-DEFINED  1      0      272800    0
INGERSOLL-RAND COMPANY LTD  CL A              G4776G101     6323   161600    SH         SHARED-DEFINED  1      0      161600    0
JOY GLOBAL INC              COM               481165108     3186    65900    SH         SHARED-DEFINED  1      0       65900    0
KOOKMIN BK NEW              SPONSORED ADR     50049M109     3605    44700    SH         SHARED-DEFINED  1      0       44700    0
NABORS INDUSTRIES LTD       SHS               G6359F103     6969   234000    SH         SHARED-DEFINED  1      0      234000    0
PHELPS DODGE CORP           COM               717265102     9781    81700    SH         SHARED-DEFINED  1      0       81700    0
R H DONNELLEY CORP          COM NEW           74955W307     2070    33000    SH         SHARED-DEFINED  1      0       33000    0
SINA CORP                   ORD               G81477104     1228    42800    SH         SHARED-DEFINED  1      0       42800    0
SOHU COM INC                COM               83408W103     4877   203200    SH         SHARED-DEFINED  1      0      203200    0
SUNTECH PWR HLDGS CO LTD    ADR               86800C104     3435   101000    SH         SHARED-DEFINED  1      0      101000    0
TRONOX INC                  COM CL B          897051207     5351   338858    SH         SHARED-DEFINED  1      0      338858    0
TRONOX INC                  CL A              897051108      673    42100    SH         SHARED-DEFINED  1      0       42100    0
VIACOM INC NEW              CL B              92553P201     4074    99300    SH         SHARED-DEFINED  1      0       99300    0
WAL MART STORES INC         COM               931142103     9351   202500    SH         SHARED-DEFINED  1      0      202500    0
YAHOO INC                   COM               984332106    11396   446200    SH         SHARED-DEFINED  1      0      446200    0


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